Stock Plan	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Plan

Note 15 - Stock Plan

An Employee, Directors, and Consultants Stock Plan was established by the Company (The "Plan"). The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company's stockholders by paying fees or salaries in the form of shares of the Company's common stock. The Plan is renewed annually or earlier. The 2020 Plan is effective September 16, 2020 and expires December 15, 2021. The 2019 Plan is effective December 13, 2018 and expires June 1, 2020. Shares of common stock of 99,250,000 are reserved for stock awards under the Plans. There were 98,857,857 and 965,000 shares awarded under the Plans as of September 30, 2020 and June 30, 2020, respectively.

Note 13 – Stock Plan

An Employee, Directors, and Consultants Stock Plan was established by the Company. The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company’s stockholders, by paying fees or salaries in the form of shares of the Company’s common stock. The Plan is reviewed annually. The 2020 Plan is effective September 16, 2020 and expires December 15, 2021. The 2019 Plan is effective December 13, 2018 and expires June 1, 2020. Common shares of 2,000,000 are reserved for stock awards under the Plans. There were 965,000 and 642,857 shares awarded under the Plans as of June 30, 2020 and 2019, respectively.